UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-04049

Deutsche DWS Income Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	9/30

Date of reporting period:	3/31/2021

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

March 31, 2021
Semiannual Report
to Shareholders
DWS High Income Fund

Contents
3	Letter to Shareholders
4	Performance Summary
8	Portfolio Management Team
9	Portfolio Summary
10	Investment Portfolio
28	Statement of Assets and Liabilities
30	Statement of Operations
31	Statements of Changes in Net Assets
32	Financial Highlights
39	Notes to Financial Statements
54	Information About Your Fund’s Expenses
56	Liquidity Risk Management
57	Advisory Agreement Board Considerations and Fee Evaluation
62	Account Management Resources
64	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds” ) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.
War, terrorism, economic uncertainty, trade disputes, public health crises (including the recent pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
NOT A DEPOSIT    NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
2 |	DWS High Income Fund

Letter to Shareholders
Dear Shareholder:
The outlook for economic recovery remains positive overall, buoyed by progress in the approval and distribution of coronavirus vaccines and a resolution of the 2020 elections. We still, however, have a long road ahead.
Restrictive measures are likely to remain in place, at least to some degree, until broad vaccine distribution is achieved. This suggests that full recovery might take some time. This view appears to be shared by the U.S. Federal Reserve (Fed). Despite more optimism on growth and employment, inflation is expected to remain below the 2% target. Only by 2023 are inflation and unemployment forecasts at levels that would reflect what the Fed would currently see as a full recovery.
As the recovery unfolds, long-term interest rates will likely climb, at least modestly, and S&P earnings per share (EPS) could return to its prior peak in the second quarter of this year. That is a reasonable and constructive outlook, but it provides little help in forecasting equity returns for 2021. Fair or sustainable price-to-earnings ratios (PEs) on mid-cycle earnings remains uncertain.
As we move forward, not all sectors will benefit equally. For this reason, we believe that active management, with its close monitoring of developments, is critical. We believe that the close interaction between our portfolio managers and our CIO Office — which synthesizes the views of more than 900 DWS economists, analysts and investment professionals around the world — positions us to make strategic and tactical decisions.
We appreciate your trust and welcome the opportunity to help you navigate these unusual times. For ongoing updates to our market and economic outlook, please visit the “Insights”  section of dws.com.
Best regards,
Hepsen Uzcan
President, DWS Funds
Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.
DWS High Income Fund	| 3

Performance Summary	March 31, 2021 (Unaudited)
Class A	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/21
Unadjusted for Sales Charge	5.77%	20.47%	7.13%	5.73%
Adjusted for the Maximum Sales Charge (max 4.50% load)	1.01%	15.05%	6.15%	5.25%
ICE BofA US High Yield Index†	7.44%	23.22%	7.92%	6.30%
Class T	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/21
Unadjusted for Sales Charge	5.76%	20.42%	7.12%	5.68%
Adjusted for the Maximum Sales Charge (max 2.50% load)	3.11%	17.41%	6.58%	5.41%
ICE BofA US High Yield Index†	7.44%	23.22%	7.92%	6.30%
Class C	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/21
Unadjusted for Sales Charge	5.35%	19.49%	6.34%	4.92%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	4.35%	19.49%	6.34%	4.92%
ICE BofA US High Yield Index†	7.44%	23.22%	7.92%	6.30%
Class R	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/21
No Sales Charges	5.61%	20.09%	6.82%	5.36%
ICE BofA US High Yield Index†	7.44%	23.22%	7.92%	6.30%
Class R6	6-Month ‡	1-Year	5-Year	Life of Class*
Average Annual Total Returns as of 3/31/21
No Sales Charges	5.91%	21.05%	7.43%	4.79%
ICE BofA US High Yield Index†	7.44%	23.22%	7.92%	5.22%
Class S	6-Month ‡	1-Year	5-Year	Life of Class**
Average Annual Total Returns as of 3/31/21
No Sales Charges	5.87%	20.66%	7.36%	5.83%
ICE BofA US High Yield Index†	7.44%	23.22%	7.92%	6.32%

4 |	DWS High Income Fund

Institutional Class	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/21
No Sales Charges	5.89%	20.72%	7.43%	5.99%
ICE BofA US High Yield Index†	7.44%	23.22%	7.92%	6.30%
Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.
The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated February 1, 2021 are 0.95%, 0.96%, 1.74%, 1.33%, 0.69%, 0.76% and 0.71% for Class A, Class T, Class C, Class R, Class R6, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Returns shown for Class T shares for the period prior to its inception on June 5, 2017 are derived from the historical performance of Class A shares of DWS High Income Fund during such periods and have been adjusted to reflect the higher total annual operating expenses and applicable sales charges of Class T. Any difference in expenses will affect performance.
Returns shown for Class R shares for the period prior to its inception on May 1, 2012 are derived from the historical performance of Class A shares of DWS High Income Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of Class R. Any difference in expenses will affect performance.
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.
DWS High Income Fund	| 5

Growth of an Assumed $10,000 Investment
(Adjusted for Maximum Sales Charge)

Yearly periods ended March 31

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.50%. This results in a net initial investment of $9,550.
The growth of $10,000 is cumulative.
Performance of other share classes will vary based on the sales charges and the fee structure of those classes.
*	Class R6 shares commenced operations on August 25, 2014.
**	Class S shares commenced operations on May 1, 2012.
†	ICE BofA US High Yield Index tracks the performance of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market.
‡	Total returns shown for periods less than one year are not annualized.

6 |	DWS High Income Fund

	Class A	Class T	Class C	Class R	Class R6	Class S	Institutional Class
Net Asset Value
3/31/21	$ 4.81	$ 4.82	$ 4.82	$ 4.81	$ 4.82	$ 4.82	$ 4.82
9/30/20	$ 4.65	$ 4.66	$ 4.66	$ 4.65	$ 4.66	$ 4.66	$ 4.66
Distribution Information as of 3/31/21
Income Dividends, Six Months	$ .11	$ .11	$ .09	$ .10	$ .11	$ .11	$ .11
March Income Dividend	$ .0181	$ .0181	$ .0150	$ .0168	$ .0192	$ .0190	$ .0192
SEC 30-day Yield(a)	3.11%	3.17%	2.47%	2.93%	3.55%	3.38%	3.43%
Current Annualized Distribution Rate(a)	4.52%	4.51%	3.73%	4.19%	4.78%	4.73%	4.78%
(a)	The SEC yield is net investment income per share earned over the month ended March 31, 2021, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The current annualized distribution rate is the latest quarterly dividend shown as an annualized percentage of net asset value on March 31, 2021. Distribution rate simply measures the level of dividends and is not a complete measure of performance. Yields and distribution rates are historical, not guaranteed and will fluctuate
DWS High Income Fund	| 7

Portfolio Management Team
Gary Russell, CFA, Head of Investment Strategy Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2006.
—
Joined DWS in 1996. Served as the Head of the High Yield group in Europe and as an Emerging Markets Portfolio Manager.
—
Prior to that, he spent four years at Citicorp as a research analyst and structurer of collateralized mortgage obligations. Prior to Citicorp, he served as an officer in the US Army from 1988 to 1991.
—
Co-Head of US Credit — Head of US High Yield Bonds and Loans: New York.
—
BS, United States Military Academy (West Point); MBA, New York University, Stern School of Business.
Thomas R. Bouchard, Senior Portfolio Manager & Team Lead Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2016.
—
Joined DWS in 2006. Prior to joining, he served as a High Yield Investment Analyst at Flagship Capital Management. He also served as an officer in the US Army from 1989 to 1997.
—
Portfolio Manager for High Yield Strategies: New York.
—
BS, University of Wisconsin — Madison; MBA in Finance, Boston College; MA in Strategic Studies from US Army War College.
Lonnie Fox, Senior Portfolio Manager & Team Lead Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2018.
—
Joined DWS in 2004. Prior to his current role, he worked as a high yield credit analyst. Prior to joining, he served as a business analyst at Deloitte Consulting.
—
Portfolio Manager for High Yield Strategies: New York.
—
BS, Cornell University; MBA in Finance and Strategy, New York University, Stern School of Business.
8 |	DWS High Income Fund

Portfolio Summary	(Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	3/31/21	9/30/20
Corporate Bonds	97%	96%
Cash Equivalents	2%	3%
Loan Participations and Assignments	1%	1%
Warrants	0%	0%
Common Stocks	0%	0%
Government & Agency Obligations	—	0%
Convertible Bonds	—	0%
	100%	100%
Asset allocation excludes derivatives.
Sector Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	3/31/21	9/30/20
Consumer Discretionary	21%	19%
Communication Services	16%	20%
Energy	15%	12%
Materials	11%	12%
Industrials	11%	9%
Health Care	9%	10%
Real Estate	5%	4%
Utilities	4%	5%
Financials	3%	2%
Consumer Staples	3%	4%
Information Technology	2%	3%
	100%	100%
Sector diversification excludes derivatives.
Quality (As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents )	3/31/21	9/30/20
BBB	3%	6%
BB	60%	61%
B	31%	29%
CCC	6%	4%
Not Rated	0%	0%
	100%	100%
The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s” ), Fitch Ratings, Inc. (“Fitch” ) or S&P Global Ratings (“S&P” ) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 10. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 62 for contact information.
DWS High Income Fund	| 9

Investment Portfolio	as of March 31, 2021 (Unaudited)
	Principal Amount ($)(a)	Value ($)
Corporate Bonds 96.8%
Communication Services 15.7%
Altice Financing SA, 144A, 5.0%, 1/15/2028	1,600,000	1,579,896
Altice France Holding SA:
144A, 6.0%, 2/15/2028	1,120,000	1,103,525
144A, 10.5%, 5/15/2027	2,790,000	3,137,969
Altice France SA:
144A, 5.125%, 1/15/2029	251,000	254,138
144A, 5.5%, 1/15/2028	2,400,000	2,459,376
144A, 8.125%, 2/1/2027	2,926,000	3,207,189
Arches Buyer, Inc.:
144A, 4.25%, 6/1/2028	485,000	484,127
144A, 6.125%, 12/1/2028	225,000	231,750
Avaya, Inc., 144A, 6.125%, 9/15/2028	2,020,000	2,144,361
CCO Holdings LLC:
144A, 4.75%, 3/1/2030	2,000,000	2,072,500
144A, 5.0%, 2/1/2028	2,205,000	2,332,118
144A, 5.125%, 5/1/2027	4,015,000	4,245,120
144A, 5.375%, 6/1/2029	3,650,000	3,914,625
Cincinnati Bell, Inc., 144A, 7.0%, 7/15/2024	2,000,000	2,062,500
Clear Channel Worldwide Holdings, Inc.:
144A, 5.125%, 8/15/2027	4,545,000	4,571,134
9.25%, 2/15/2024	513,000	533,674
CommScope Technologies LLC, 144A, 5.0%, 3/15/2027	4,200,000	4,160,646
CommScope, Inc.:
144A, 7.125%, 7/1/2028	1,110,000	1,178,909
144A, 8.25%, 3/1/2027	1,935,000	2,070,450
Consolidated Communications, Inc., 144A, 6.5%, 10/1/2028	2,275,000	2,457,296
CSC Holdings LLC:
144A, 5.5%, 4/15/2027	5,380,000	5,650,883
144A, 5.75%, 1/15/2030	2,255,000	2,375,067
144A, 6.5%, 2/1/2029	2,845,000	3,143,725
Diamond Sports Group LLC, 144A, 5.375%, 8/15/2026	675,000	486,000
DISH DBS Corp.:
5.875%, 11/15/2024	1,389,000	1,452,644
7.375%, 7/1/2028	730,000	765,806
7.75%, 7/1/2026	1,290,000	1,423,818
Endure Digital, Inc., 144A, 6.0%, 2/15/2029	2,190,000	2,140,506
Entercom Media Corp., 144A, 6.75%, 3/31/2029	835,000	867,106
The accompanying notes are an integral part of the financial statements.
10 |	DWS High Income Fund

	Principal Amount ($)(a)		Value ($)
Frontier Communications Corp.:
144A, 5.0%, 5/1/2028		2,195,000	2,235,344
144A, 5.875%, 10/15/2027		1,170,000	1,240,200
144A, 6.75%, 5/1/2029		1,395,000	1,471,306
iHeartCommunications, Inc., 144A, 5.25%, 8/15/2027		1,900,000	1,954,359
Lamar Media Corp., 4.875%, 1/15/2029		1,180,000	1,230,150
LCPR Senior Secured Financing DAC:
144A, 5.125%, 7/15/2029		1,350,000	1,373,787
144A, 6.75%, 10/15/2027		2,735,000	2,915,920
Outfront Media Capital LLC:
144A, 4.25%, 1/15/2029 (b)		1,140,000	1,097,501
144A, 5.0%, 8/15/2027		1,900,000	1,919,000
QualityTech LP, 144A, 3.875%, 10/1/2028		2,200,000	2,189,000
Radiate Holdco LLC:
144A, 4.5%, 9/15/2026		680,000	687,650
144A, 6.5%, 9/15/2028		3,150,000	3,326,242
Sirius XM Radio, Inc., 144A, 5.5%, 7/1/2029		3,215,000	3,476,219
Telecom Italia Capital SA, 6.375%, 11/15/2033		3,320,000	3,907,839
T-Mobile U.S.A., Inc., 3.5%, 4/15/2031		750,000	755,625
Uber Technologies, Inc.:
144A, 6.25%, 1/15/2028		460,000	501,032
144A, 7.5%, 5/15/2025		1,500,000	1,618,755
144A, 7.5%, 9/15/2027		700,000	773,206
ViaSat, Inc.:
144A, 5.625%, 9/15/2025		1,955,000	1,987,179
144A, 5.625%, 4/15/2027		1,735,000	1,819,868
144A, 6.5%, 7/15/2028		1,490,000	1,569,059
Virgin Media Finance PLC, 144A, 5.0%, 7/15/2030		699,000	698,126
Virgin Media Secured Finance PLC:
144A, 5.5%, 8/15/2026		2,310,000	2,396,868
144A, 5.5%, 5/15/2029		4,855,000	5,152,369
Vodafone Group PLC, 7.0%, 4/4/2079		2,595,000	3,129,506
Ziggo Bond Co. BV, 144A, 3.375%, 2/28/2030	EUR	5,280,000	6,098,978
Ziggo BV, 144A, 4.875%, 1/15/2030		4,230,000	4,323,631
			122,355,577
Consumer Discretionary 20.5%
Adient Global Holdings Ltd., REG S, 3.5%, 8/15/2024	EUR	760,000	922,357
Asbury Automotive Group, Inc.:
4.5%, 3/1/2028		375,000	383,591
4.75%, 3/1/2030		390,000	402,870
Beacon Roofing Supply, Inc., 144A, 4.875%, 11/1/2025		2,800,000	2,863,000
Beazer Homes U.S.A., Inc., 5.875%, 10/15/2027		505,000	522,675
The accompanying notes are an integral part of the financial statements.
DWS High Income Fund	| 11

	Principal Amount ($)(a)		Value ($)
Boyd Gaming Corp.:
4.75%, 12/1/2027		890,000	907,115
6.0%, 8/15/2026		1,225,000	1,275,440
144A, 8.625%, 6/1/2025		1,880,000	2,090,560
Caesars Entertainment, Inc.:
144A, 6.25%, 7/1/2025		3,870,000	4,125,478
144A, 8.125%, 7/1/2027		5,630,000	6,208,454
Caesars Resort Collection LLC, 144A, 5.75%, 7/1/2025		210,000	221,613
Carnival Corp.:
144A, 5.75%, 3/1/2027		2,515,000	2,581,019
144A, 7.625%, 3/1/2026		1,490,000	1,600,707
144A, 9.875%, 8/1/2027		2,040,000	2,401,876
144A, 10.5%, 2/1/2026		1,175,000	1,382,094
144A, 11.5%, 4/1/2023		2,100,000	2,407,125
Clarios Global LP:
144A, 4.375%, 5/15/2026	EUR	1,500,000	1,820,617
REG S, 4.375%, 5/15/2026	EUR	2,800,000	3,398,485
144A, 6.25%, 5/15/2026		805,000	854,942
144A, 6.75%, 5/15/2025		970,000	1,037,609
144A, 8.5%, 5/15/2027		750,000	807,188
Dana, Inc.:
5.375%, 11/15/2027		805,000	845,250
5.625%, 6/15/2028		75,000	80,250
Empire Communities Corp., 144A, 7.0%, 12/15/2025		1,200,000	1,264,500
Ford Motor Co.:
4.346%, 12/8/2026		2,350,000	2,476,312
8.5%, 4/21/2023		1,370,000	1,527,550
9.0%, 4/22/2025		4,090,000	4,953,460
9.625%, 4/22/2030 (b)		2,285,000	3,188,809
Ford Motor Credit Co. LLC:
3.375%, 11/13/2025		3,421,000	3,479,157
5.113%, 5/3/2029		1,825,000	1,959,046
5.125%, 6/16/2025		3,450,000	3,726,000
Foundation Building Materials, Inc., 144A, 6.0%, 3/1/2029		1,630,000	1,609,625
Group 1 Automotive, Inc., 144A, 4.0%, 8/15/2028		1,470,000	1,460,812
Hilton Domestic Operating Co., Inc.:
144A, 3.75%, 5/1/2029		3,635,000	3,598,650
144A, 4.0%, 5/1/2031		525,000	525,000
144A, 5.375%, 5/1/2025		2,430,000	2,561,220
IAA, Inc., 144A, 5.5%, 6/15/2027		1,110,000	1,164,113
International Game Technology PLC, 144A, 4.125%, 4/15/2026		1,380,000	1,418,060
The accompanying notes are an integral part of the financial statements.
12 |	DWS High Income Fund

	Principal Amount ($)(a)		Value ($)
Jaguar Land Rover Automotive PLC:
144A, 5.875%, 1/15/2028		2,105,000	2,136,575
144A, 7.75%, 10/15/2025		1,470,000	1,593,436
Kronos Acquisition Holdings, Inc.:
144A, 5.0%, 12/31/2026		290,000	290,000
144A, 7.0%, 12/31/2027		682,000	653,608
L Brands, Inc.:
144A, 6.625%, 10/1/2030		1,090,000	1,244,562
144A, 6.875%, 7/1/2025		1,510,000	1,677,912
6.875%, 11/1/2035		1,150,000	1,370,559
144A, 9.375%, 7/1/2025		840,000	1,045,800
Lithia Motors, Inc., 144A, 4.625%, 12/15/2027		1,950,000	2,025,562
M/I Homes, Inc., 4.95%, 2/1/2028		1,890,000	1,957,331
Macy’s Retail Holdings LLC, 144A, 5.875%, 4/1/2029 (b)		645,000	661,418
Marriott Ownership Resorts, Inc., 144A, 6.125%, 9/15/2025		2,840,000	3,016,444
Mattel, Inc., 144A, 3.375%, 4/1/2026		1,020,000	1,053,089
Melco Resorts Finance Ltd.:
144A, 5.375%, 12/4/2029		275,000	292,130
144A, 5.75%, 7/21/2028		800,000	852,000
Meritor, Inc.:
144A, 4.5%, 12/15/2028		195,000	195,585
6.25%, 2/15/2024 (b)		331,000	336,859
144A, 6.25%, 6/1/2025		580,000	617,700
NCL Corp. Ltd.:
144A, 3.625%, 12/15/2024		1,470,000	1,387,313
144A, 5.875%, 3/15/2026		3,675,000	3,711,750
NCL Finance Ltd., 144A, 6.125%, 3/15/2028		720,000	733,500
PetSmart, Inc.:
144A, 4.75%, 2/15/2028		595,000	608,512
144A, 7.75%, 2/15/2029 (b)		550,000	595,348
Picasso Finance Sub, Inc., 144A, 6.125%, 6/15/2025		1,508,000	1,602,250
Prestige Brands, Inc., 144A, 5.125%, 1/15/2028		1,335,000	1,399,868
Real Hero Merger Sub 2, Inc., 144A, 6.25%, 2/1/2029		1,090,000	1,125,425
Rent-A-Center, Inc., 144A, 6.375%, 2/15/2029		715,000	757,900
Royal Caribbean Cruises Ltd.:
144A, 5.5%, 4/1/2028		1,695,000	1,703,475
144A, 9.125%, 6/15/2023		3,300,000	3,636,369
144A, 10.875%, 6/1/2023		1,510,000	1,736,953
144A, 11.5%, 6/1/2025		690,000	804,713
Scientific Games International, Inc.:
REG S, 3.375%, 2/15/2026	EUR	700,000	820,069
144A, 7.0%, 5/15/2028		2,650,000	2,831,816
The accompanying notes are an integral part of the financial statements.
DWS High Income Fund	| 13

	Principal Amount ($)(a)		Value ($)
144A, 7.25%, 11/15/2029		1,850,000	2,007,250
SeaWorld Parks & Entertainment, Inc., 144A, 9.5%, 8/1/2025		1,525,000	1,657,408
Spectrum Brands, Inc., 144A, 5.0%, 10/1/2029		425,000	448,375
Staples, Inc., 144A, 7.5%, 4/15/2026		3,030,000	3,195,892
Stars Group Holdings BV, 144A, 7.0%, 7/15/2026		1,500,000	1,567,500
Suburban Propane Partners LP, 5.75%, 3/1/2025		1,260,000	1,280,475
Taylor Morrison Communities, Inc.:
144A, 5.125%, 8/1/2030		1,130,000	1,200,625
144A, 5.75%, 1/15/2028		2,415,000	2,660,243
Tenneco, Inc., 144A, 7.875%, 1/15/2029		202,000	226,684
TRI Pointe Group, Inc.:
5.25%, 6/1/2027		825,000	882,750
5.7%, 6/15/2028		1,260,000	1,392,565
United Rentals North America, Inc., 5.25%, 1/15/2030		1,100,000	1,193,830
Univar Solutions U.S.A., Inc., 144A, 5.125%, 12/1/2027		2,300,000	2,393,426
Vail Resorts, Inc., 144A, 6.25%, 5/15/2025		1,440,000	1,535,400
Viking Cruises Ltd.:
144A, 5.875%, 9/15/2027 (b)		1,910,000	1,867,025
144A, 7.0%, 2/15/2029		475,000	489,108
Viking Ocean Cruises Ship VII Ltd., 144A, 5.625%, 2/15/2029		240,000	242,472
White Cap Buyer LLC, 144A, 6.875%, 10/15/2028		920,000	976,755
Williams Scotsman International, Inc., 144A, 4.625%, 8/15/2028		870,000	886,313
Wolverine World Wide, Inc., 144A, 6.375%, 5/15/2025		2,240,000	2,385,600
Wyndham Destinations, Inc.:
5.65%, 4/1/2024		1,500,000	1,621,815
6.6%, 10/1/2025		860,000	963,200
144A, 6.625%, 7/31/2026		1,860,000	2,111,751
Wyndham Hotels & Resorts, Inc., 144A, 4.375%, 8/15/2028		790,000	799,085
Wynn Las Vegas LLC, 144A, 5.5%, 3/1/2025		1,450,000	1,531,925
Wynn Macau Ltd.:
144A, 5.5%, 1/15/2026		1,570,000	1,638,687
144A, 5.625%, 8/26/2028		2,260,000	2,362,378
Wynn Resorts Finance LLC, 144A, 5.125%, 10/1/2029		1,965,000	2,011,177
ZF Europe Finance BV, REG S, 3.0%, 10/23/2029	EUR	300,000	366,861
			160,425,035
Consumer Staples 2.8%
Albertsons Companies, Inc.:
144A, 4.625%, 1/15/2027		3,320,000	3,440,997
144A, 5.875%, 2/15/2028		870,000	927,638
The accompanying notes are an integral part of the financial statements.
14 |	DWS High Income Fund

	Principal Amount ($)(a)	Value ($)
Chobani LLC, 144A, 4.625%, 11/15/2028	430,000	438,600
Edgewell Personal Care Co., 144A, 5.5%, 6/1/2028	1,030,000	1,087,680
JBS Investments II GmbH, 144A, 5.75%, 1/15/2028	848,000	894,640
JBS U.S.A. LUX SA:
144A, 5.5%, 1/15/2030	835,000	924,132
144A, 6.5%, 4/15/2029	1,672,000	1,888,524
144A, 6.75%, 2/15/2028	3,607,000	3,949,665
Kraft Heinz Foods Co., 4.25%, 3/1/2031	1,870,000	2,058,751
Pilgrim’s Pride Corp., 144A, 5.875%, 9/30/2027	3,305,000	3,541,969
TreeHouse Foods, Inc., 4.0%, 9/1/2028	1,120,000	1,127,918
U.S. Foods, Inc., 144A, 4.75%, 2/15/2029	1,395,000	1,395,000
		21,675,514
Energy 14.5%
Antero Midstream Partners LP:
5.375%, 9/15/2024	1,385,000	1,397,119
144A, 5.75%, 3/1/2027	1,985,000	1,985,437
144A, 5.75%, 1/15/2028	1,285,000	1,285,000
Antero Resources Corp.:
144A, 7.625%, 2/1/2029	2,485,000	2,646,525
144A, 8.375%, 7/15/2026 (b)	1,005,000	1,108,013
Apache Corp.:
4.875%, 11/15/2027	770,000	789,250
5.1%, 9/1/2040	870,000	850,425
Archrock Partners LP:
144A, 6.25%, 4/1/2028	3,250,000	3,301,350
144A, 6.875%, 4/1/2027	1,535,000	1,600,237
Ascent Resources Utica Holdings LLC, 144A, 8.25%, 12/31/2028	1,090,000	1,133,600
Blue Racer Midstream LLC, 144A, 7.625%, 12/15/2025	605,000	652,021
Buckeye Partners LP, 144A, 4.5%, 3/1/2028	1,090,000	1,092,725
Cheniere Energy Partners LP:
4.5%, 10/1/2029	4,590,000	4,759,922
5.625%, 10/1/2026	1,105,000	1,155,498
Cheniere Energy, Inc., 144A, 4.625%, 10/15/2028	380,000	394,645
CNX Resources Corp.:
144A, 6.0%, 1/15/2029	2,020,000	2,099,144
144A, 7.25%, 3/14/2027 (b)	1,511,000	1,622,980
Comstock Resources, Inc.:
144A, 6.75%, 3/1/2029	2,640,000	2,706,000
144A, 7.5%, 5/15/2025	274,000	284,275
Continental Resources, Inc., 144A, 5.75%, 1/15/2031	1,045,000	1,180,704
The accompanying notes are an integral part of the financial statements.
DWS High Income Fund	| 15

	Principal Amount ($)(a)	Value ($)
DCP Midstream Operating LP:
5.125%, 5/15/2029	1,100,000	1,169,795
5.375%, 7/15/2025	5,357,000	5,804,979
5.625%, 7/15/2027	705,000	765,397
Endeavor Energy Resources LP:
144A, 5.5%, 1/30/2026	2,340,000	2,428,452
144A, 5.75%, 1/30/2028	540,000	570,413
144A, 6.625%, 7/15/2025	385,000	411,465
EQM Midstream Partners LP:
144A, 4.5%, 1/15/2029	895,000	872,142
144A, 4.75%, 1/15/2031	1,210,000	1,173,700
5.5%, 7/15/2028	760,000	797,802
144A, 6.0%, 7/1/2025	1,950,000	2,098,687
144A, 6.5%, 7/1/2027	1,100,000	1,195,975
EQT Corp.:
5.0%, 1/15/2029	1,310,000	1,401,700
7.625%, 2/1/2025 (b)	1,490,000	1,714,819
8.5%, 2/1/2030	2,755,000	3,513,451
Harvest Midstream I LP, 144A, 7.5%, 9/1/2028	2,455,000	2,638,388
Hilcorp Energy I LP:
144A, 5.75%, 2/1/2029	2,395,000	2,415,956
144A, 6.0%, 2/1/2031	1,655,000	1,679,825
144A, 6.25%, 11/1/2028	415,000	427,450
Indigo Natural Resources LLC, 144A, 5.375%, 2/1/2029	1,575,000	1,551,706
Murphy Oil U.S.A., Inc.:
4.75%, 9/15/2029	805,000	845,250
5.625%, 5/1/2027	855,000	893,475
NuStar Logistics LP:
5.75%, 10/1/2025	1,215,000	1,300,682
6.375%, 10/1/2030	870,000	940,688
Occidental Petroleum Corp.:
5.5%, 12/1/2025	2,065,000	2,183,737
5.55%, 3/15/2026	1,480,000	1,565,248
6.125%, 1/1/2031 (b)	3,925,000	4,333,985
6.45%, 9/15/2036	1,605,000	1,771,535
6.625%, 9/1/2030	3,400,000	3,820,920
8.0%, 7/15/2025 (b)	2,495,000	2,864,085
8.5%, 7/15/2027	1,450,000	1,718,250
8.875%, 7/15/2030	1,100,000	1,387,100
Parkland Corp., 144A, 5.875%, 7/15/2027	1,110,000	1,183,537
Range Resources Corp.:
144A, 8.25%, 1/15/2029	2,485,000	2,658,950
The accompanying notes are an integral part of the financial statements.
16 |	DWS High Income Fund

	Principal Amount ($)(a)	Value ($)
9.25%, 2/1/2026	735,000	798,592
Rattler Midstream LP, 144A, 5.625%, 7/15/2025	1,100,000	1,148,532
Southwestern Energy Co.:
6.45%, 1/23/2025 (b)	2,134,000	2,290,689
7.75%, 10/1/2027 (b)	1,525,000	1,629,844
8.375%, 9/15/2028 (b)	770,000	845,075
Sunoco LP:
144A, 4.5%, 5/15/2029	861,000	857,771
5.875%, 3/15/2028	550,000	575,647
6.0%, 4/15/2027	738,000	772,133
Superior Plus LP, 144A, 4.5%, 3/15/2029	480,000	484,896
Targa Resources Partners LP:
144A, 4.875%, 2/1/2031	460,000	466,095
5.0%, 1/15/2028	4,540,000	4,727,275
5.5%, 3/1/2030	1,365,000	1,433,250
USA Compression Partners LP:
6.875%, 4/1/2026	2,037,000	2,089,198
6.875%, 9/1/2027	1,450,000	1,493,500
Western Midstream Operating LP, 4.35%, 2/1/2025	1,100,000	1,138,500
		112,895,411
Financials 2.2%
AG Issuer LLC, 144A, 6.25%, 3/1/2028	1,305,000	1,365,356
AmWINS Group, Inc., 144A, 7.75%, 7/1/2026	990,000	1,059,300
Intesa Sanpaolo SpA, 144A, 5.71%, 1/15/2026	2,400,000	2,689,896
LD Holdings Group LLC:
144A, 6.125%, 4/1/2028	205,000	207,542
144A, 6.5%, 11/1/2025	922,000	965,795
LPL Holdings, Inc., 144A, 4.625%, 11/15/2027	380,000	394,250
Navient Corp.:
5.5%, 1/25/2023	2,909,000	3,018,087
6.125%, 3/25/2024	1,538,000	1,628,357
6.75%, 6/25/2025	1,525,000	1,655,769
Nielsen Finance LLC, 144A, 5.875%, 10/1/2030	1,150,000	1,246,313
OneMain Finance Corp.:
5.375%, 11/15/2029	1,145,000	1,217,994
8.875%, 6/1/2025	770,000	853,006
Sabre GLBL, Inc., 144A, 7.375%, 9/1/2025	390,000	425,607
Shift4 Payments LLC, 144A, 4.625%, 11/1/2026	220,000	228,250
		16,955,522
Health Care 8.4%
Acadia Healthcare Co., Inc., 144A, 5.0%, 4/15/2029	3,360,000	3,486,739
The accompanying notes are an integral part of the financial statements.
DWS High Income Fund	| 17

	Principal Amount ($)(a)	Value ($)
AdaptHealth LLC:
144A, 4.625%, 8/1/2029	865,000	860,675
144A, 6.125%, 8/1/2028	1,175,000	1,245,500
Avantor Funding, Inc., 144A, 4.625%, 7/15/2028	395,000	412,522
Bausch Health Americas, Inc.:
144A, 8.5%, 1/31/2027	2,595,000	2,878,828
144A, 9.25%, 4/1/2026	3,105,000	3,440,340
Bausch Health Companies, Inc.:
144A, 5.25%, 2/15/2031	790,000	786,224
144A, 6.125%, 4/15/2025	2,385,000	2,445,102
Catalent Pharma Solutions, Inc., 144A, 5.0%, 7/15/2027	1,885,000	1,974,537
Centene Corp.:
2.5%, 3/1/2031	1,200,000	1,146,024
4.625%, 12/15/2029	3,305,000	3,577,018
Charles River Laboratories International, Inc.:
144A, 3.75%, 3/15/2029	1,000,000	1,001,580
144A, 4.25%, 5/1/2028	1,985,000	2,044,550
Community Health Systems, Inc.:
144A, 4.75%, 2/15/2031	1,785,000	1,743,767
144A, 5.625%, 3/15/2027	965,000	1,010,838
144A, 6.0%, 1/15/2029	960,000	1,015,200
144A, 6.875%, 4/15/2029	1,435,000	1,502,258
144A, 8.125%, 6/30/2024	2,550,000	2,675,077
Emergent BioSolutions, Inc., 144A, 3.875%, 8/15/2028	475,000	464,313
Encompass Health Corp.:
4.5%, 2/1/2028	620,000	634,954
4.75%, 2/1/2030	1,521,000	1,564,654
Endo Luxembourg Finance Company I S.a r.l., 144A, 6.125%, 4/1/2029	1,015,000	1,023,881
HCA, Inc., 5.625%, 9/1/2028	2,370,000	2,725,500
Hill-Rom Holdings, Inc., 144A, 4.375%, 9/15/2027	1,250,000	1,287,500
IQVIA, Inc., 144A, 5.0%, 5/15/2027	1,055,000	1,113,864
LifePoint Health, Inc., 144A, 5.375%, 1/15/2029	3,850,000	3,792,250
Molina Healthcare, Inc.:
144A, 3.875%, 11/15/2030	1,150,000	1,183,063
144A, 4.375%, 6/15/2028	1,320,000	1,358,227
Prime Healthcare Services, Inc., 144A, 7.25%, 11/1/2025	730,000	779,275
RegionalCare Hospital Partners Holdings, Inc., 144A, 9.75%, 12/1/2026	810,000	876,825
RP Escrow Issuer LLC, 144A, 5.25%, 12/15/2025	670,000	694,288
Select Medical Corp., 144A, 6.25%, 8/15/2026	1,760,000	1,870,458
Syneos Health, Inc., 144A, 3.625%, 1/15/2029	1,500,000	1,458,750
The accompanying notes are an integral part of the financial statements.
18 |	DWS High Income Fund

	Principal Amount ($)(a)	Value ($)
Tenet Healthcare Corp.:
4.625%, 7/15/2024	785,000	801,242
144A, 4.875%, 1/1/2026	2,770,000	2,880,135
144A, 5.125%, 11/1/2027	2,260,000	2,363,282
144A, 6.125%, 10/1/2028	1,255,000	1,309,906
144A, 6.25%, 2/1/2027	1,200,000	1,267,038
144A, 7.5%, 4/1/2025	2,635,000	2,844,930
		65,541,114
Industrials 11.1%
Aadvantage Loyalty IP Ltd.:
144A, 5.5%, 4/20/2026	2,075,000	2,159,432
144A, 5.75%, 4/20/2029	2,020,000	2,148,573
ATS Automation Tooling Systems, Inc., 144A, 4.125%, 12/15/2028	465,000	460,931
Bombardier, Inc.:
144A, 5.75%, 3/15/2022	2,585,000	2,694,862
144A, 6.0%, 10/15/2022	1,063,000	1,063,000
144A, 7.5%, 3/15/2025	1,450,000	1,426,437
Brundage-Bone Concrete Pumping Holdings, Inc., 144A, 6.0%, 2/1/2026	1,110,000	1,157,175
BWX Technologies, Inc., 144A, 5.375%, 7/15/2026	440,000	454,300
Cargo Aircraft Management, Inc., 144A, 4.75%, 2/1/2028	1,460,000	1,507,450
Clark Equipment Co., 144A, 5.875%, 6/1/2025	780,000	824,850
Colfax Corp., 144A, 6.375%, 2/15/2026	1,088,000	1,157,360
Covanta Holding Corp., 5.0%, 9/1/2030	2,980,000	3,009,800
CP Atlas Buyer, Inc., 144A, 7.0%, 12/1/2028	435,000	457,207
Delta Air Lines, Inc.:
144A, 4.5%, 10/20/2025	1,230,000	1,312,900
144A, 4.75%, 10/20/2028	2,670,000	2,903,347
144A, 7.0%, 5/1/2025	1,710,000	1,969,847
EnerSys, 144A, 4.375%, 12/15/2027	1,220,000	1,247,450
Forterra Finance LLC, 144A, 6.5%, 7/15/2025	440,000	473,000
Fortress Transportation and Infrastructure Investors LLC, 144A, 9.75%, 8/1/2027	440,000	501,050
GFL Environmental, Inc.:
144A, 3.75%, 8/1/2025	1,150,000	1,167,250
144A, 4.25%, 6/1/2025	540,000	556,200
144A, 5.125%, 12/15/2026	670,000	706,013
Hawaiian Brand Intellectual Property Ltd., 144A, 5.75%, 1/20/2026	655,000	696,003
Hillenbrand, Inc., 5.75%, 6/15/2025	2,245,000	2,396,537
Howmet Aerospace, Inc., 6.875%, 5/1/2025	2,000,000	2,317,500
Itron, Inc., 144A, 5.0%, 1/15/2026	2,000,000	2,049,000
The accompanying notes are an integral part of the financial statements.
DWS High Income Fund	| 19

	Principal Amount ($)(a)	Value ($)
Jaguar Holding Co. II:
144A, 4.625%, 6/15/2025	745,000	777,258
144A, 5.0%, 6/15/2028	645,000	671,768
Masonite International Corp., 144A, 5.375%, 2/1/2028	1,061,000	1,125,986
MasTec, Inc., 144A, 4.5%, 8/15/2028	780,000	809,250
Mileage Plus Holdings LLC, 144A, 6.5%, 6/20/2027	1,920,000	2,104,800
Moog, Inc., 144A, 4.25%, 12/15/2027	2,260,000	2,305,200
NESCO Holdings II, Inc., 144A, 5.5%, 4/15/2029 (c)	1,415,000	1,451,507
Nielsen Finance LLC, 144A, 5.625%, 10/1/2028	2,470,000	2,596,587
Owens & Minor, Inc., 144A, 4.5%, 3/31/2029	840,000	844,200
Prime Security Services Borrower LLC:
144A, 3.375%, 8/31/2027	980,000	950,600
144A, 5.75%, 4/15/2026	1,945,000	2,104,587
144A, 6.25%, 1/15/2028	4,005,000	4,169,165
Rolls-Royce PLC, 144A, 5.75%, 10/15/2027	690,000	734,195
Signature Aviation U.S. Holdings, Inc., 144A, 4.0%, 3/1/2028	2,290,000	2,328,747
Spirit AeroSystems, Inc., 144A, 7.5%, 4/15/2025	715,000	769,126
Spirit Loyalty Cayman Ltd., 144A, 8.0%, 9/20/2025	2,930,000	3,310,900
Summit Materials LLC, 144A, 5.25%, 1/15/2029	420,000	438,375
TransDigm, Inc.:
144A, 4.625%, 1/15/2029	1,685,000	1,661,494
5.5%, 11/15/2027	1,700,000	1,759,721
144A, 6.25%, 3/15/2026	4,675,000	4,956,435
Triton Water Holdings, Inc., 144A, 6.25%, 4/1/2029	470,000	479,400
Triumph Group, Inc., 144A, 6.25%, 9/15/2024	594,000	602,732
U.S. Concrete, Inc., 144A, 5.125%, 3/1/2029	430,000	442,900
Vertical Holdco GmbH, 144A, 7.625%, 7/15/2028	480,000	516,120
Vertical U.S. Newco, Inc., 144A, 5.25%, 7/15/2027	3,681,000	3,853,547
Vine Energy Holdings LLC, 144A, 6.75%, 4/15/2029 (c)	5,900,000	5,900,000
WESCO Distribution, Inc.:
144A, 7.125%, 6/15/2025	540,000	590,490
144A, 7.25%, 6/15/2028	1,485,000	1,657,847
		86,730,411
Information Technology 1.5%
AMS AG, 144A, 7.0%, 7/31/2025	790,000	845,547
Austin BidCo, Inc., 144A, 7.125%, 12/15/2028	450,000	457,875
Banff Merger Sub, Inc., 144A, 9.75%, 9/1/2026	1,075,000	1,144,875
Boxer Parent Co., Inc., 144A, 7.125%, 10/2/2025	900,000	965,250
Microchip Technology, Inc., 144A, 4.25%, 9/1/2025	1,830,000	1,911,888
NCR Corp., 144A, 5.125%, 4/15/2029 (c)	2,865,000	2,886,502
The accompanying notes are an integral part of the financial statements.
20 |	DWS High Income Fund

	Principal Amount ($)(a)		Value ($)
Presidio Holdings, Inc.:
144A, 4.875%, 2/1/2027		735,000	753,390
144A, 8.25%, 2/1/2028		500,000	543,750
Science Applications International Corp., 144A, 4.875%, 4/1/2028		480,000	496,200
SS&C Technologies, Inc., 144A, 5.5%, 9/30/2027		1,225,000	1,304,686
Unisys Corp., 144A, 6.875%, 11/1/2027		624,000	683,280
			11,993,243
Materials 11.0%
Arconic Corp., 144A, 6.125%, 2/15/2028		2,750,000	2,928,750
Cascades, Inc.:
144A, 5.125%, 1/15/2026		155,000	164,494
144A, 5.375%, 1/15/2028		1,340,000	1,407,000
Chemours Co.:
4.0%, 5/15/2026	EUR	2,900,000	3,439,634
5.375%, 5/15/2027 (b)		1,170,000	1,240,200
144A, 5.75%, 11/15/2028		4,365,000	4,595,974
Clearwater Paper Corp.:
144A, 4.75%, 8/15/2028		1,210,000	1,219,075
144A, 5.375%, 2/1/2025		1,375,000	1,457,500
Cleveland-Cliffs, Inc.:
144A, 4.625%, 3/1/2029		458,000	457,221
144A, 4.875%, 3/1/2031 (b)		1,348,000	1,344,630
144A, 6.75%, 3/15/2026		1,900,000	2,066,250
Coeur Mining, Inc., 144A, 5.125%, 2/15/2029		965,000	922,492
Constellium SE:
144A, 3.75%, 4/15/2029		626,000	598,506
144A, 5.625%, 6/15/2028		580,000	612,045
144A, 5.75%, 5/15/2024		1,325,000	1,341,563
First Quantum Minerals Ltd.:
144A, 6.875%, 3/1/2026		2,960,000	3,063,600
144A, 6.875%, 10/15/2027		5,600,000	6,006,000
Freeport-McMoRan, Inc.:
4.125%, 3/1/2028		3,780,000	3,973,536
4.25%, 3/1/2030		2,190,000	2,332,350
4.375%, 8/1/2028		1,270,000	1,347,152
4.625%, 8/1/2030		1,380,000	1,501,750
5.0%, 9/1/2027		1,475,000	1,567,335
5.4%, 11/14/2034		1,050,000	1,250,041
HB Fuller Co., 4.25%, 10/15/2028		780,000	792,527
Hudbay Minerals, Inc.:
144A, 4.5%, 4/1/2026		1,560,000	1,621,324
The accompanying notes are an integral part of the financial statements.
DWS High Income Fund	| 21

	Principal Amount ($)(a)		Value ($)
144A, 6.125%, 4/1/2029		1,605,000	1,713,337
Illuminate Buyer LLC, 144A, 9.0%, 7/1/2028		230,000	258,819
INEOS Quattro Finance 2 PLC, 144A, 3.375%, 1/15/2026		560,000	560,000
Ingevity Corp., 144A, 3.875%, 11/1/2028		1,070,000	1,037,900
Kaiser Aluminum Corp., 144A, 4.625%, 3/1/2028		1,170,000	1,197,554
Kraton Polymers LLC, 144A, 4.25%, 12/15/2025		965,000	968,619
Kronos International, Inc., REG S, 3.75%, 9/15/2025	EUR	1,000,000	1,189,563
LABL Escrow Issuer LLC, 144A, 6.75%, 7/15/2026		1,450,000	1,553,312
Mauser Packaging Solutions Holding Co., 144A, 7.25%, 4/15/2025		1,525,000	1,525,000
Mercer International, Inc.:
144A, 5.125%, 2/1/2029		180,000	186,480
5.5%, 1/15/2026		425,000	435,625
Methanex Corp.:
5.125%, 10/15/2027		2,750,000	2,811,875
5.25%, 12/15/2029		750,000	773,576
Nouryon Holding BV, 144A, 8.0%, 10/1/2026		2,650,000	2,818,937
Novelis Corp.:
144A, 4.75%, 1/30/2030		5,580,000	5,751,306
144A, 5.875%, 9/30/2026		2,625,000	2,739,844
Olin Corp., 5.625%, 8/1/2029		2,296,000	2,476,408
Resolute Forest Products, Inc., 144A, 4.875%, 3/1/2026 (b)		875,000	877,188
Tronox Finance PLC, 144A, 5.75%, 10/1/2025		3,742,000	3,903,392
Tronox, Inc.:
144A, 4.625%, 3/15/2029		5,495,000	5,501,869
144A, 6.5%, 5/1/2025		480,000	514,800
United States Steel Corp., 6.875%, 3/1/2029		240,000	245,400
			86,291,753
Real Estate 5.0%
Cushman & Wakefield U.S. Borrower LLC, 144A, 6.75%, 5/15/2028		1,700,000	1,838,125
Iron Mountain, Inc.:
144A, (REIT), 4.875%, 9/15/2029		900,000	911,205
144A, (REIT), 5.0%, 7/15/2028		1,045,000	1,068,513
144A, (REIT), 5.25%, 7/15/2030		1,495,000	1,542,541
iStar, Inc.:
(REIT), 4.25%, 8/1/2025		1,445,000	1,454,970
(REIT), 4.75%, 10/1/2024		2,385,000	2,481,366
MGM Growth Properties Operating Partnership LP:
144A, (REIT), 3.875%, 2/15/2029		1,375,000	1,369,672
144A, (REIT), 4.625%, 6/15/2025		3,319,000	3,500,549
The accompanying notes are an integral part of the financial statements.
22 |	DWS High Income Fund

	Principal Amount ($)(a)	Value ($)
(REIT), 5.75%, 2/1/2027	4,500,000	4,960,957
MPT Operating Partnership LP, (REIT), 4.625%, 8/1/2029	1,990,000	2,093,540
Realogy Group LLC:
144A, 5.75%, 1/15/2029	2,715,000	2,677,669
144A, 7.625%, 6/15/2025	2,625,000	2,865,975
Service Properties Trust:
(REIT), 5.5%, 12/15/2027 (b)	2,040,000	2,157,775
(REIT), 7.5%, 9/15/2025	2,340,000	2,659,228
Uniti Group LP:
144A, (REIT), 6.0%, 4/15/2023	1,700,000	1,727,625
144A, (REIT), 6.5%, 2/15/2029	1,085,000	1,071,438
144A, (REIT), 7.875%, 2/15/2025	1,490,000	1,610,310
VICI Properties LP:
144A, (REIT), 3.5%, 2/15/2025	180,000	183,263
144A, (REIT), 3.75%, 2/15/2027	440,000	440,000
144A, (REIT), 4.125%, 8/15/2030	2,245,000	2,264,531
144A, (REIT), 4.625%, 12/1/2029	225,000	233,406
		39,112,658
Utilities 4.1%
AmeriGas Partners LP:
5.5%, 5/20/2025	2,970,000	3,229,875
5.75%, 5/20/2027	1,445,000	1,575,050
Calpine Corp.:
144A, 4.5%, 2/15/2028	2,850,000	2,873,940
144A, 4.625%, 2/1/2029	400,000	389,716
Clearway Energy Operating LLC:
144A, 3.75%, 2/15/2031	885,000	849,051
144A, 4.75%, 3/15/2028	1,375,000	1,430,536
NextEra Energy Operating Partners LP, 144A, 4.25%, 7/15/2024	4,753,000	5,002,533
NRG Energy, Inc.:
144A, 3.625%, 2/15/2031	2,190,000	2,135,250
144A, 5.25%, 6/15/2029	2,205,000	2,359,350
5.75%, 1/15/2028	3,000,000	3,187,500
Pattern Energy Operations LP, 144A, 4.5%, 8/15/2028	1,290,000	1,310,963
Pike Corp., 144A, 5.5%, 9/1/2028	460,000	468,050
Talen Energy Supply LLC:
144A, 7.25%, 5/15/2027	2,695,000	2,755,260
144A, 7.625%, 6/1/2028	860,000	870,750
The accompanying notes are an integral part of the financial statements.
DWS High Income Fund	| 23

	Principal Amount ($)(a)	Value ($)
Vistra Operations Co. LLC:
144A, 5.0%, 7/31/2027	2,710,000	2,791,354
144A, 5.625%, 2/15/2027	855,000	888,670
		32,117,848
Total Corporate Bonds (Cost $723,214,279)		756,094,086
Loan Participations and Assignments 0.7%
Senior Loans (d)
Brand Energy & Infrastructure Services, Inc., Term Loan, 3-month USD-LIBOR + 4.25%, 5.25%, 6/21/2024	2,188,631	2,159,368
Flex Acquisition Co., Inc., Term Loan, 1-month USD-LIBOR + 3.5%, 4.0%, 2/23/2028	1,147,318	1,134,950
Midas Intermediate Holdco II LLC, Term Loan B, 3-month USD-LIBOR + 6.75%, 7.5%, 12/22/2025	1,995,000	2,048,616
Total Loan Participations and Assignments (Cost $5,198,061)		5,342,934
	Shares	Value ($)
Common Stocks 0.0%
Industrials
Quad Graphics, Inc. (Cost $0)	1,950	6,883
Warrants 0.1%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (e) (Cost $1,482,531)	6,700	513,949
Securities Lending Collateral 2.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 0.01% (f) (g) (Cost $17,769,584)	17,769,584	17,769,584
Cash Equivalents 2.0%
DWS Central Cash Management Government Fund, 0.04% (f) (Cost $15,741,736)	15,741,736	15,741,736

The accompanying notes are an integral part of the financial statements.
24 |	DWS High Income Fund

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $763,406,191)	101.9	795,469,172
Other Assets and Liabilities, Net	(1.9)	(14,837,896)
Net Assets	100.0	780,631,276
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2021 are as follows:
Value ($) at 9/30/2020	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 3/31/2021	Value ($) at 3/31/2021
Securities Lending Collateral 2.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 0.01% (f) (g)
19,203,955	—	1,434,371 (h)	—	—	9,912	—	17,769,584	17,769,584
Cash Equivalents 2.0%
DWS Central Cash Management Government Fund, 0.04% (f)
24,264,884	233,071,017	241,594,165	—	—	7,394	—	15,741,736	15,741,736
43,468,839	233,071,017	243,028,536	—	—	17,306	—	33,511,320	33,511,320
*	Non-income producing security.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at March 31, 2021 amounted to $17,187,587, which is 2.2% of net assets.
(c)	When-issued or delayed delivery securities included.
(d)	Variable or floating rate security. These securities are shown at their current rate as of March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.
(e)	Investment was valued using significant unobservable inputs.
(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(h)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2021.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The accompanying notes are an integral part of the financial statements.
DWS High Income Fund	| 25

LIBOR: London Interbank Offered Rate
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
At March 31, 2021, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	15,610,480	USD	18,383,007	4/30/2021	65,202	State Street Bank and Trust
Currency Abbreviation(s)

EUR	Euro
USD	United States Dollar

For information on the Fund’s policy and additional disclosures regarding forward foreign currency contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.
26 |	DWS High Income Fund

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$ —	$756,094,086	$ —	$756,094,086
Loan Participations and Assignments	—	5,342,934	—	5,342,934
Common Stocks	6,883	—	—	6,883
Warrants	—	—	513,949	513,949
Short-Term Investments (a)	33,511,320	—	—	33,511,320
Derivatives (b)
Forward Foreign Currency Contracts	—	65,202	—	65,202
Total	$33,518,203	$761,502,222	$513,949	$795,534,374
(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open forward foreign currency contracts.
The accompanying notes are an integral part of the financial statements.
DWS High Income Fund	| 27

Statement of Assets and Liabilities
as of March 31, 2021 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $729,894,871) — including $17,187,587 of securities loaned	$ 761,957,852
Investment in DWS Government & Agency Securities Portfolio (cost $17,769,584)*	17,769,584
Investment in DWS Central Cash Management Government Fund (cost $15,741,736)	15,741,736
Cash	10,000
Foreign currency, at value (cost $9,875)	9,859
Receivable for investments sold	1,273,019
Receivable for investments sold — when-issued securities	2,933,456
Receivable for Fund shares sold	6,249,197
Interest receivable	10,625,941
Unrealized appreciation on forward foreign currency contracts	65,202
Other assets	72,163
Total assets	816,708,009
Liabilities
Payable upon return of securities loaned	17,769,584
Payable for investments purchased — when-issued securities	13,106,213
Payable for Fund shares redeemed	4,345,503
Accrued management fee	304,997
Accrued Trustees' fees	6,522
Other accrued expenses and payables	543,914
Total liabilities	36,076,733
Net assets, at value	$ 780,631,276
Net Assets Consist of
Distributable earnings (loss)	(21,618,189)
Paid-in capital	802,249,465
Net assets, at value	$ 780,631,276
*	Represents collateral on securities loaned.
The accompanying notes are an integral part of the financial statements.
28 |	DWS High Income Fund

Statement of Assets and Liabilities as of March 31, 2021 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($596,529,419 ÷ 123,923,519 outstanding shares of beneficial interest, $.01 par value, shares authorized)	$ 4.81
Maximum offering price per share (100 ÷ 95.50 of $4.81)	$ 5.04
Class T
Net Asset Value and redemption price per share ($12,149 ÷ 2,522 outstanding shares of beneficial interest, $.01 par value, shares authorized)	$ 4.82
Maximum offering price per share (100 ÷ 97.50 of $4.82)	$ 4.94
Class C
Net Asset Value, offering and redemption price
(subject to contingent deferred sales charge) per share
($14,448,690 ÷ 2,998,148 outstanding shares of beneficial interest,
$.01 par value, shares authorized)	$ 4.82
Class R
Net Asset Value, offering and redemption price per share ($1,224,287 ÷ 254,457 outstanding shares of beneficial interest, $.01 par value, shares authorized)	$ 4.81
Class R6
Net Asset Value, offering and redemption price per share ($190,073 ÷ 39,465 outstanding shares of beneficial interest, $.01 par value, shares authorized)	$ 4.82
Class S
Net Asset Value, offering and redemption price per share ($35,587,464 ÷ 7,379,606 outstanding shares of beneficial interest, $.01 par value, shares authorized)	$ 4.82
Institutional Class
Net Asset Value, offering and redemption price per share ($132,639,194 ÷ 27,515,586 outstanding shares of beneficial interest, $.01 par value, shares authorized)	$ 4.82
The accompanying notes are an integral part of the financial statements.
DWS High Income Fund	| 29

Statement of Operations
for the six months ended March 31, 2021 (Unaudited)

Investment Income
Income:
Interest (net of foreign taxes withheld of $437)	$ 21,254,708
Income distributions — DWS Central Cash Management Government Fund	7,394
Securities lending income, net of borrower rebates	9,912
Total income	21,272,014
Expenses:
Management fee	1,851,789
Administration fee	391,102
Services to shareholders	428,354
Distribution and service fees	772,306
Custodian fee	9,164
Professional fees	62,592
Reports to shareholders	34,716
Registration fees	42,890
Trustees' fees and expenses	13,814
Other	32,080
Total expenses before expense reductions	3,638,807
Expense reductions	(552)
Total expenses after expense reductions	3,638,255
Net investment income	17,633,759
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	15,354,644
Forward foreign currency contracts	(244,016)
Foreign currency	23,213
Payments by affiliates (see Note H)	294
15,134,135
Change in net unrealized appreciation (depreciation) on:
Investments	12,579,357
Forward foreign currency contracts	249,976
Foreign currency	(12,031)
12,817,302
Net gain (loss)	27,951,437
Net increase (decrease) in net assets resulting from operations	$ 45,585,196
The accompanying notes are an integral part of the financial statements.
30 |	DWS High Income Fund

Statements of Changes in Net Assets
	Six Months Ended March 31, 2021	Year Ended September 30,
Increase (Decrease) in Net Assets	(Unaudited)	2020
Operations:
Net investment income	$ 17,633,759	$ 35,123,109
Net realized gain (loss)	15,134,135	(12,174,144)
Change in net unrealized appreciation (depreciation)	12,817,302	(3,417,915)
Net increase (decrease) in net assets resulting from operations	45,585,196	19,531,050
Distributions to shareholders:
Class A	(13,320,946)	(28,685,111)
Class T	(267)	(527)
Class C	(282,338)	(738,996)
Class R	(25,837)	(81,498)
Class R6	(3,827)	(4,923)
Class S	(918,052)	(1,103,160)
Institutional Class	(3,557,680)	(5,760,876)
Total distributions	(18,108,947)	(36,375,091)
Fund share transactions:
Proceeds from shares sold	127,420,639	303,965,524
Reinvestment of distributions	16,637,968	33,144,908
Payments for shares redeemed	(183,286,231)	(326,848,998)
Net increase (decrease) in net assets from Fund share transactions	(39,227,624)	10,261,434
Increase (decrease) in net assets	(11,751,375)	(6,582,607)
Net assets at beginning of period	792,382,651	798,965,258
Net assets at end of period	$ 780,631,276	$ 792,382,651
The accompanying notes are an integral part of the financial statements.
DWS High Income Fund	| 31

Financial Highlights
DWS High Income Fund — Class A
	Six Months Ended 3/31/21	Years Ended September 30,
	(Unaudited)	2020	2019	2018	2017	2016
Selected Per Share Data
Net asset value, beginning of period	$4.65	$4.75	$4.67	$4.81	$4.70	$4.45
Income (loss) from investment operations:
Net investment income[a]	.10	.21	.23	.24	.24	.24
Net realized and unrealized gain (loss)	.17	(.09)	.09	(.13)	.13	.23
Total from investment operations	.27	.12	.32	.11	.37	.47
Less distributions from:
Net investment income	(.11)	(.22)	(.24)	(.25)	(.26)	(.22)
Redemption fees	—	—	—	—	.00 *	.00 *
Net asset value, end of period	$4.81	$4.65	$4.75	$4.67	$4.81	$4.70
Total Return (%)[b]	5.77 **	2.72	7.10	2.31	7.81	11.02
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	597	588	646	692	763	816
Ratio of expenses (%)	.94 ***	.95	.96	.95	.95	.94
Ratio of net investment income (%)	4.33 ***	4.60	4.90	5.06	5.01	5.27
Portfolio turnover rate (%)	44 **	97	77	64	77	71
[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.
32 |	DWS High Income Fund

DWS High Income Fund — Class T
	Six Months Ended 3/31/21	Years Ended September 30,			Period Ended
	(Unaudited)	2020	2019	2018	9/30/17 [a]
Selected Per Share Data
Net asset value, beginning of period	$4.66	$4.76	$4.67	$4.82	$4.80
Income (loss) from investment operations:
Net investment income[b]	.10	.21	.23	.24	.07
Net realized and unrealized gain (loss)	.17	(.09)	.10	(.15)	.04
Total from investment operations	.27	.12	.33	.09	.11
Less distributions from:
Net investment income	(.11)	(.22)	(.24)	(.24)	(.09)
Net asset value, end of period	$4.82	$4.66	$4.76	$4.67	$4.82
Total Return (%)[c]	5.76 *	2.71	7.07	2.01	2.22 d*
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	12	11	11	10	10
Ratio of expenses before expense reductions (%)	.97 **	.96	.98	.97	1.09 **
Ratio of expenses after expense reductions (%)	.97 **	.96	.98	.97	1.05 **
Ratio of net investment income (%)	4.32 **	4.59	4.87	5.04	4.75 **
Portfolio turnover rate (%)	44 *	97	77	64	77 [e]
[a]	For the period from June 5, 2017 (commencement of operations) to September 30, 2017.
[b]	Based on average shares outstanding during the period.
[c]	Total return does not reflect the effect of any sales charges.
[d]	Total return would have been lower had certain expenses not been reduced.
[e]	Represents the Fund’s portfolio turnover rate for the year ended September 30, 2017.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.
DWS High Income Fund	| 33

DWS High Income Fund — Class C
	Six Months Ended 3/31/21	Years Ended September 30,
	(Unaudited)	2020	2019	2018	2017	2016
Selected Per Share Data
Net asset value, beginning of period	$4.66	$4.76	$4.67	$4.82	$4.70	$4.46
Income (loss) from investment operations:
Net investment income[a]	.08	.18	.19	.20	.20	.20
Net realized and unrealized gain (loss)	.17	(.10)	.10	(.14)	.14	.23
Total from investment operations	.25	.08	.29	.06	.34	.43
Less distributions from:
Net investment income	(.09)	(.18)	(.20)	(.21)	(.22)	(.19)
Redemption fees	—	—	—	—	.00 *	.00 *
Net asset value, end of period	$4.82	$4.66	$4.76	$4.67	$4.82	$4.70
Total Return (%)[b]	5.35 **	1.91	6.26	1.31	7.20	9.90
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	14	16	22	30	68	94
Ratio of expenses (%)	1.73 ***	1.74	1.74	1.70	1.73	1.71
Ratio of net investment income (%)	3.54 ***	3.80	4.13	4.30	4.24	4.51
Portfolio turnover rate (%)	44 **	97	77	64	77	71
[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.
34 |	DWS High Income Fund

DWS High Income Fund — Class R
	Six Months Ended 3/31/21	Years Ended September 30,
	(Unaudited)	2020	2019	2018	2017	2016
Selected Per Share Data
Net asset value, beginning of period	$4.65	$4.75	$4.66	$4.81	$4.69	$4.45
Income (loss) from investment operations:
Net investment income[a]	.10	.20	.21	.22	.22	.22
Net realized and unrealized gain (loss)	.16	(.10)	.10	(.14)	.14	.23
Total from investment operations	.26	.10	.31	.08	.36	.45
Less distributions from:
Net investment income	(.10)	(.20)	(.22)	(.23)	(.24)	(.21)
Redemption fees	—	—	—	—	.00 *	.00 *
Net asset value, end of period	$4.81	$4.65	$4.75	$4.66	$4.81	$4.69
Total Return (%)[b]	5.61 **	2.38	6.73	1.73	7.65	10.39
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1	3	1.5	.9	1.1	.9
Ratio of expenses before expense reductions (%)	1.35 ***	1.33	1.37	1.40	1.40	1.32
Ratio of expenses after expense reductions (%)	1.27 ***	1.27	1.29	1.30	1.30	1.30
Ratio of net investment income (%)	4.01 ***	4.28	4.55	4.71	4.65	4.90
Portfolio turnover rate (%)	44 **	97	77	64	77	71
[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.
DWS High Income Fund	| 35

DWS High Income Fund — Class R6
	Six Months Ended 3/31/21	Years Ended September 30,
	(Unaudited)	2020	2019	2018	2017	2016
Selected Per Share Data
Net asset value, beginning of period	$4.66	$4.76	$4.67	$4.82	$4.70	$4.46
Income (loss) from investment operations:
Net investment income[a]	.11	.22	.24	.25	.25	.24
Net realized and unrealized gain (loss)	.16	(.09)	.10	(.14)	.14	.23
Total from investment operations	.27	.13	.34	.11	.39	.47
Less distributions from:
Net investment income	(.11)	(.23)	(.25)	(.26)	(.27)	(.23)
Redemption fees	—	—	—	—	.00 *	.00 *
Net asset value, end of period	$4.82	$4.66	$4.76	$4.67	$4.82	$4.70
Total Return (%)	5.91 **	3.01	7.39	2.37	8.23	10.93 [b]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	190	150	101	46	44	10
Ratio of expenses before expense reductions (%)	.65 ***	.69	.69	.70	.69	.85
Ratio of expenses after expense reductions (%)	.65 ***	.69	.69	.70	.69	.80
Ratio of net investment income (%)	4.62 ***	4.85	5.14	5.31	5.27	5.40
Portfolio turnover rate (%)	44 **	97	77	64	77	71
[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.
36 |	DWS High Income Fund

DWS High Income Fund — Class S
	Six Months Ended 3/31/21	Years Ended September 30,
	(Unaudited)	2020	2019	2018	2017	2016
Selected Per Share Data
Net asset value, beginning of period	$4.66	$4.76	$4.67	$4.82	$4.70	$4.46
Income (loss) from investment operations:
Net investment income[a]	.11	.22	.24	.25	.24	.24
Net realized and unrealized gain (loss)	.16	(.09)	.10	(.15)	.14	.23
Total from investment operations	.27	.13	.34	.10	.38	.47
Less distributions from:
Net investment income	(.11)	(.23)	(.25)	(.25)	(.26)	(.23)
Redemption fees	—	—	—	—	.00 *	.00 *
Net asset value, end of period	$4.82	$4.66	$4.76	$4.67	$4.82	$4.70
Total Return (%)	5.87 **	2.91	7.27	2.26	8.22 [b]	10.71
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	36	32	25	22	42	27
Ratio of expenses before expense reductions (%)	.72 ***	.76	.76	.79	.80	.77
Ratio of expenses after expense reductions (%)	.72 ***	.76	.76	.79	.80	.77
Ratio of net investment income (%)	4.55 ***	4.77	5.09	5.20	5.14	5.44
Portfolio turnover rate (%)	44 **	97	77	64	77	71
[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.
DWS High Income Fund	| 37

DWS High Income Fund — Institutional Class
	Six Months Ended 3/31/21	Years Ended September 30,
	(Unaudited)	2020	2019	2018	2017	2016
Selected Per Share Data
Net asset value, beginning of period	$4.66	$4.76	$4.67	$4.82	$4.70	$4.46
Income (loss) from investment operations:
Net investment income[a]	.11	.22	.24	.25	.25	.25
Net realized and unrealized gain (loss)	.16	(.09)	.10	(.14)	.14	.22
Total from investment operations	.27	.13	.34	.11	.39	.47
Less distributions from:
Net investment income	(.11)	(.23)	(.25)	(.26)	(.27)	(.23)
Redemption fees	—	—	—	—	.00 *	.00 *
Net asset value, end of period	$4.82	$4.66	$4.76	$4.67	$4.82	$4.70
Total Return (%)	5.89 **	2.96	7.35	2.34	8.28	10.78
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	133	154	104	80	82	71
Ratio of expenses (%)	.71 ***	.71	.73	.72	.71	.71
Ratio of net investment income (%)	4.56 ***	4.82	5.11	5.28	5.25	5.52
Portfolio turnover rate (%)	44 **	97	77	64	77	71
[a]	Based on average shares outstanding during the period.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.
38 |	DWS High Income Fund

Notes to Financial Statements	(Unaudited)
A.	Organization and Significant Accounting Policies
DWS High Income Fund (the “Fund” ) is a diversified series of Deutsche DWS Income Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end investment management company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class T shares are subject to an initial sales charge and are only available through certain financial intermediaries. Class T shares are closed to new purchases, except in connection with the reinvestment of dividends or other distributions. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Effective May 10, 2021, Class C shares automatically convert to Class A shares in the same fund after 8 years instead of 10 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class R shares and Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards
DWS High Income Fund	| 39

Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.
Debt securities and senior loans are valued at prices supplied by independent pricing services approved by the Fund’s Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public
40 |	DWS High Income Fund

trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gains/appreciation and loss/depreciation on investments.
Securities Lending. Deutsche Bank AG serves as security lending agent to the Fund. The lending agent lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. As of period end, any securities on loan were collateralized by cash. During the six months ended March 31, 2021, the Fund invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS
DWS High Income Fund	| 41

Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.02% annualized effective rate as of March 31, 2021) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of March 31, 2021, the Fund had securities on loan, all of which were classified as corporate bonds in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.
When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. Additionally, the Fund may be required to post securities and/or cash collateral in accordance with the terms of the commitment.
Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.
Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At September 30, 2020, the Fund had net tax basis capital loss carryforwards of approximately $68,308,000, including short-term losses
42 |	DWS High Income Fund

($12,916,000) and long-term losses ($55,392,000), which may be applied against realized net taxable capital gains indefinitely.
At March 31, 2021, the aggregate cost of investments for federal income tax purposes was $763,529,306. The net unrealized appreciation for all investments based on tax cost was $31,939,866. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $35,039,235 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $3,099,369.
The Fund has reviewed the tax positions for the open tax years as of September 30, 2020 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to premium amortization on debt securities, forward currency contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
DWS High Income Fund	| 43

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.
B.	Derivative Instruments
Forward Foreign Currency Contracts. A forward foreign currency contract (“forward currency contract” ) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended March 31, 2021, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.
Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.
A summary of the open forward currency contracts as of March 31, 2021 is included in a table following the Fund’s Investment Portfolio. For the six months ended March 31, 2021, the investment in forward currency contracts short vs. US dollars had a total contract value generally indicative of a range from approximately $18,383,000 to $27,361,000 and the investment in forward currency contrats long vs. US dollars had a total contract value generally indicative of a range from $0 to $1,519,000.
The following tables summarize the value of the Fund’s derivative instruments held as of March 31, 2021 and the related location in the
44 |	DWS High Income Fund

accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Assets Derivative	Forward Contracts
Foreign Exchange Contracts (a)	$ 65,202
The above derivative is located in the following Statement of Assets and Liabilities account:
(a)	Unrealized appreciation on forward foreign currency contracts
Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended March 31, 2021 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Forward Contracts
Foreign Exchange Contracts (a)	$ (244,016)
The above derivative is located in the following Statement of Operations account:
(a)	Net realized gain (loss) from forward foreign currency contracts
Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts
Foreign Exchange Contracts (a)	$ 249,976
The above derivative is located in the following Statement of Operations account:
(a)	Change in net unrealized appreciation (depreciation) on forward foreign currency contracts
As of March 31, 2021, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and
DWS High Income Fund	| 45

Liabilities to the net amounts by a counterparty, including any collateral exposure, is included in the following table:
Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivative Assets
State Street Bank and Trust	$ 65,202	$ —	$ —	$ 65,202
C.	Purchases and Sales of Securities
During the six months ended March 31, 2021, purchases and sales of investment securities (excluding short-term investments and U.S. Treasury obligations) aggregated $341,249,896 and $372,680,550, respectively.
D.	Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $250 million of the Fund’s average daily net assets	.48%
Next $750 million of such net assets	.45%
Next $1.5 billion of such net assets	.43%
Next $2.5 billion of such net assets	.41%
Next $2.5 billion of such net assets	.38%
Next $2.5 billion of such net assets	.36%
Next $2.5 billion of such net assets	.34%
Over $12.5 billion of such net assets	.32%
Accordingly, for the six months ended March 31, 2021, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.46% of the Fund’s average daily net assets.
46 |	DWS High Income Fund

For the period from October 1, 2020 through September 30, 2021 (through January 31, 2022 for Class R), the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:
Class A	1.02%
Class T	1.02%
Class C	1.77%
Class R	1.27%
Class R6	.77%
Class S	.77%
Institutional Class	.77%
For the six months ended March 31, 2021, fees waived and/or expenses reimbursed for Class R were $552.
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended March 31, 2021, the Administration Fee was $391,102, of which $64,290 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing
DWS High Income Fund	| 47

fee it receives from the Fund. For the six months ended March 31, 2021, amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at March 31, 2021
Class A	$ 110,340	$ 37,576
Class T	13	3
Class C	1,638	580
Class R	25	4
Class R6	32	4
Class S	3,276	1,090
Institutional Class	546	209
	$ 115,870	$ 39,466
In addition, for the six months ended March 31, 2021, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$ 176,592
Class C	7,536
Class R	1,578
Class S	18,150
Institutional Class	70,958
$ 274,814
Distribution and Service Fees. Under the Fund’s Class C and R 12b-1 Plans, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C and R shares. For the six months ended March 31, 2021, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at March 31, 2021
Class C	$ 57,838	$ 9,222
Class R	1,667	259
	$ 59,505	$ 9,481
48 |	DWS High Income Fund

In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A, T, C and R shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended March 31, 2021, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at March 31, 2021	Annualized Rate
Class A	$ 691,930	$ 243,348.23%
Class T	9	9.15%
Class C	19,206	6,228.25%
Class R	1,656	491.25%
	$ 712,801	$ 250,076
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended March 31, 2021 aggregated $9,518.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended March 31, 2021, the CDSC for Class C shares aggregated $140. A deferred sales charge of up to 0.85% is assessed on certain redemptions of Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended March 31, 2021, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $643, of which $170 is unpaid.
Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its
DWS High Income Fund	| 49

proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.
Security Lending Fees. Deutsche Bank AG serves as lending agent for the Fund. For the six months ended March 31, 2021, the Fund incurred lending agent fees to Deutsche Bank AG for the amount of $753.
E.	Investing in High-Yield Debt Securities
High-yield debt securities or junk bonds are generally regarded as speculative with respect to the issuer’s continuing ability to meet principal and interest payments. The Fund’s performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. High-yield debt securities’ total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high-yield debt securities, result in increased redemptions and/or result in increased portfolio turnover, which could result in a decline in net asset value of the fund, reduce liquidity for certain investments and/or increase costs. High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities as there may be no established secondary market. Investments in high yield debt securities could increase liquidity risk for the fund. In addition, the market for high-yield debt securities can experience sudden and sharp volatility which is generally associated more with investments in stocks.
F.	Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $350 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at March 31, 2021.
50 |	DWS High Income Fund

G.	Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended March 31, 2021		Year Ended September 30, 2020
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	6,518,821	$ 31,460,930	9,177,676	$ 42,010,868
Class T	—	1	—	0
Class C	99,841	480,564	528,342	2,408,863
Class R	4,624	22,434	356,683	1,570,333
Class R6	7,881	38,129	17,781	83,730
Class S	4,333,184	20,678,668	5,965,018	27,309,389
Institutional Class	15,507,484	74,739,913	51,177,724	230,582,341
		$ 127,420,639		$ 303,965,524
Shares issued to shareholders in reinvestment of distributions
Class A	2,482,101	$ 11,916,775	5,606,455	$ 25,608,279
Class T	56	267	115	527
Class C	57,157	274,934	150,720	689,710
Class R	5,383	25,837	17,856	81,498
Class R6	797	3,827	1,077	4,923
Class S	178,660	859,354	218,032	1,000,563
Institutional Class	739,361	3,556,974	1,255,107	5,759,408
		$ 16,637,968		$ 33,144,908
Shares redeemed
Class A	(11,348,679)	$ (54,527,738)	(24,406,287)	$ (111,905,034)
Class C	(696,099)	(3,339,828)	(1,660,670)	(7,669,575)
Class R	(310,008)	(1,465,431)	(135,130)	(634,446)
Class R6	(1,394)	(6,718)	(7,843)	(32,702)
Class S	(3,964,131)	(19,225,190)	(4,649,400)	(21,260,738)
Institutional Class	(21,683,376)	(104,721,326)	(41,424,997)	(185,346,503)
		$ (183,286,231)		$ (326,848,998)
DWS High Income Fund	| 51

	Six Months Ended March 31, 2021		Year Ended September 30, 2020
	Shares	Dollars	Shares	Dollars
Net increase (decrease)
Class A	(2,347,757)	$ (11,150,033)	(9,622,156)	$ (44,285,887)
Class T	56	268	115	527
Class C	(539,101)	(2,584,330)	(981,608)	(4,571,002)
Class R	(300,001)	(1,417,160)	239,409	1,017,385
Class R6	7,284	35,238	11,015	55,951
Class S	547,713	2,312,832	1,533,650	7,049,214
Institutional Class	(5,436,531)	(26,424,439)	11,007,834	50,995,246
		$ (39,227,624)		$ 10,261,434
H.	Payments by Affiliates
During the six months ended March 31, 2021, the Advisor agreed to reimburse the Fund $294 for losses incurred on trades executed incorrectly. The amount reimbursed was less than 0.01% of the Fund’s average net assets, thus having no impact on the Fund’s total return.
I.	Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity and increased government activity. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business
52 |	DWS High Income Fund

continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.
DWS High Income Fund	| 53

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses for Class R shares; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (October 1, 2020 to March 31, 2021).
The tables illustrate your Fund’s expenses in two ways:
—	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.
—	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.
54 |	DWS High Income Fund

Expenses and Value of a $1,000 Investment
for the six months ended March 31, 2021 (Unaudited)

Actual Fund Return	Class A	Class T	Class C	Class R	Class R6	Class S	Institutional Class
Beginning Account Value 10/1/20	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 3/31/21	$1,057.70	$1,057.60	$1,053.50	$1,056.10	$1,059.10	$1,058.70	$1,058.90
Expenses Paid per $1,000*	$ 4.82	$ 4.98	$ 8.86	$ 6.51	$ 3.34	$ 3.70	$ 3.64
Hypothetical 5% Fund Return	Class A	Class T	Class C	Class R	Class R6	Class S	Institutional Class
Beginning Account Value 10/1/20	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 3/31/21	$1,020.24	$1,020.09	$1,016.31	$1,018.60	$1,021.69	$1,021.34	$1,021.39
Expenses Paid per $1,000*	$ 4.73	$ 4.89	$ 8.70	$ 6.39	$ 3.28	$ 3.63	$ 3.58
*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratios	Class A	Class T	Class C	Class R	Class R6	Class S	Institutional Class
DWS High Income Fund	.94%	.97%	1.73%	1.27%	.65%	.72%	.71%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.
DWS High Income Fund	| 55

Liquidity Risk Management
In accordance with Rule 22e-4 (the “Liquidity Rule” ) under the Investment Company Act of 1940 (the “1940 Act” ), your Fund has adopted a liquidity risk management program (the “Program” ), and the Board has designated DWS Investment Management Americas, Inc. (“DIMA” ) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). DIMA has designated a committee (the “Committee” ) composed of personnel from multiple departments within DIMA and its affiliates that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.
In February 2021, as required by the Program and the Liquidity Rule, DIMA provided the Board with an annual written report (the “Report” ) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2019 through November 30, 2020 (the “Reporting Period” ). During the Reporting Period, your Fund was primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within three business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum”  as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, DIMA stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. DIMA also reported that there were no material changes made to the Program during the Reporting Period.
56 |	DWS High Income Fund

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS High Income Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2020.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—	The Board also received extensive information throughout the year regarding performance of the Fund.
—	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s
DWS High Income Fund	| 57

shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2019, the Fund’s performance (Class A shares) was in the 2nd quartile, 1st quartile and 2nd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-year period and underperformed its benchmark in the three- and five-year periods ended December 31, 2019.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment
58 |	DWS High Income Fund

management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (2nd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2019). The Board noted that, effective March 1, 2020, the fee paid to DIMA under the Fund’s administrative services agreement was reduced to 0.097%. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2019, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available
DWS High Income Fund	| 59

information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.
The Board also considered that on September 24, 2020, the SEC granted a temporary order permitting DIMA and its affiliates to continue providing investment advisory and underwriting services to the DWS Funds notwithstanding a consent order entered into by Deutsche Bank AG on June 17, 2020 (the “Consent Order” ). The Board noted that the temporary order was granted effective as of the date of the Consent Order. The Board also noted various representations by DIMA to the Board relating to the Consent Order, including that the conduct giving rise to the Consent Order (unintentional conduct that resulted from a system outage
60 |	DWS High Income Fund

that prevented Deutsche Bank AG from reporting data in accordance with applicable CFTC requirements for five days in April 2016) did not involve any DWS Fund or services DIMA and its affiliates provide to the DWS Funds, that DIMA and its personnel had no involvement in the alleged conduct giving rise to the Consent Order, and that the DWS Funds would not bear any financial impact or costs relating to the Consent Order.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.
DWS High Income Fund	| 61

Account Management Resources
For More Information	The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, T, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling: (800) 728-3337
Web Site	dws.com View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com, and is available free of charge by contacting your financial intermediary, or if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
62 |	DWS High Income Fund

Investment Management	DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor” ), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group” ), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.
DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.
	Class A	Class T	Class C	Class S	Institutional Class
Nasdaq Symbol	KHYAX	KHYTX	KHYCX	KHYSX	KHYIX
CUSIP Number	25155T 668	25155T 312	25155T 643	25155T 106	25155T 635
Fund Number	008	1708	308	2308	513
For shareholders of Class R and Class R6
Automated Information Line	DWS/Ascensus Plan Access (800) 728-3337
24-hour access to your retirement plan account.
Web Site	dws.com
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Log in/register to manage retirement account assets at https://www.mykplan.com/participantsecure_net/login.aspx.
For More Information	(800) 728-3337
To speak with a service representative.
Written Correspondence	DWS Service Company 222 South Riverside Plaza Chicago, IL 60606-5806
	Class R	Class R6
Nasdaq Symbol	KHYRX	KHYQX
CUSIP Number	25155T 205	25155T 460
Fund Number	1568	1600
DWS High Income Fund	| 63

Privacy Statement
FACTS	What Does DWS Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?
For our everyday business purposes —such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

64 |	DWS High Income Fund

Who we are
Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards, secured files, and secured buildings.
How does DWS collect my personal information?	We collect your personal information, for example, when you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments
Why can’t I limit all sharing?	Federal law gives you the right to limit only
— sharing for affiliates’ everyday business purposes
— information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB” ) name, such as
DB AG Frankfurt.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.
California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.
Rev. 12/2020
DWS High Income Fund	| 65

Notes

Notes

DHIF-3
(R-027141-10 5/21)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Income Fund, a series of Deutsche DWS Income Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	5/28/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	5/28/2021

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	5/28/2021